Roundhill Ball Metaverse ETF
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.0%
Apparel — 0.6%
NIKE, Inc. - Class B	27,150	$2,596,083

Commercial Services — 0.3%
Block, Inc. (a)	10,898	482,346
PayPal Holdings, Inc. (a)	9,496	555,136
		1,037,482
Computers — 7.9%
Apple, Inc.	190,146	32,554,897

Diversified Financial Services — 0.7%
Coinbase Global, Inc. - Class A (a)(e)	36,458	2,737,267

Home Furnishings — 3.6%
Sony Group Corp. (b)	180,400	14,797,092

Internet — 25.9% (d)
Alibaba Group Holding, Ltd. (a)(b)	572,400	6,256,177
Alphabet, Inc. - Class A (a)	101,134	13,234,395
Amazon.com, Inc. (a)	97,709	12,420,768
Baidu, Inc. - ADR (a)(b)(e)	83,900	11,271,965
Meta Platforms, Inc. - Class A (a)	80,611	24,200,228
NAVER Corp. (b)	36,766	5,490,106
Sea, Ltd. - ADR (a)(b)(e)	214,218	9,414,881
Snap, Inc. - Class A (a)(e)	1,165,244	10,382,324
Tencent Holdings, Ltd. (b)	357,900	13,992,732
		106,663,576
Media — 1.8%
The Walt Disney Co. (a)	92,661	7,510,174

Semiconductors — 24.8%
Advanced Micro Devices, Inc. (a)	84,814	8,720,575
Applied Materials, Inc.	30,447	4,215,387
ASML Holding NV (b)	11,358	6,686,000
Broadcom, Inc.	3,107	2,580,612
Intel Corp.	115,729	4,114,166
Marvell Technology, Inc.	47,199	2,554,882
NVIDIA Corp.	52,129	22,675,594
QUALCOMM, Inc.	150,900	16,758,954
Samsung Electronics Co., Ltd. (b)	209,914	10,640,372
Skyworks Solutions, Inc.	54,122	5,335,888
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	159,020	13,818,838
Texas Instruments, Inc.	26,936	4,283,093
		102,384,361
Software — 31.5% (d)
Activision Blizzard, Inc.	28,503	2,668,736
Adobe, Inc. (a)	8,491	4,329,561
Akamai Technologies, Inc. (a)(e)	50,755	5,407,438
Autodesk, Inc. (a)	66,699	13,800,690
Bentley Systems, Inc. - Class B (e)	48,353	2,425,386
Cloudflare, Inc. - Class A (a)	81,225	5,120,424
Electronic Arts, Inc.	55,605	6,694,842
Krafton, Inc. (a)(b)	22,857	2,550,959
Matterport, Inc. (a)(e)	3,083,039	6,690,195
Microsoft Corp.	53,684	16,950,723
NetEase, Inc. - ADR (b)(e)	51,820	5,190,291
Planet Labs PBC (a)(e)	924,942	2,404,849
PTC, Inc. (a)(e)	16,707	2,367,048
ROBLOX Corp. - Class A (a)(e)	1,194,516	34,593,183
Take-Two Interactive Software, Inc. (a)	57,596	8,085,902
Unity Software, Inc. (a)(e)	333,940	10,482,377
		129,762,604
Telecommunications — 1.3%
Lumen Technologies, Inc. (a)(e)	3,880,430	5,510,211

Toys/Games/Hobbies — 0.6%
Nintendo Co., Ltd. (b)	60,400	2,521,642
TOTAL COMMON STOCKS (Cost $523,935,831)		408,075,389

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Equinix, Inc.	3,448	2,504,144
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,727,916)		2,504,144

SHORT-TERM INVESTMENTS - 0.4%
Money Market Fund — 0.4%
First American Government Obligations Fund, Class X, 5.26% (c)	1,627,877	1,627,877
TOTAL SHORT-TERM INVESTMENTS (Cost $1,627,877)		1,627,877

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (c)	47,970,626	47,970,626
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $47,970,626)		47,970,626

TOTAL INVESTMENTS (Cost $576,262,250) — 111.6%		460,178,036
Other assets and liabilities, net — (11.6)%		(47,777,539)
NET ASSETS — 100.0%		$412,400,497

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven day yield at period end.
(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(e)	All or a portion of this security is on loan as of September 30, 2023. The market value of securities out on loan is $47,185,762.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	74.1%
	Cayman Islands	11.2%
	Republic of Korea	4.5%
	Japan	4.2%
	Taiwan	3.4%
	Netherlands	1.6%
	Total Country	99.0%
	REAL ESTATE INVESTMENT TRUSTS	0.6%
	SHORT-TERM INVESTMENTS	0.4%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	11.6%
	TOTAL INVESTMENTS	111.6%
	Other assets and liabilities, net	-11.6%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$408,075,389	$-	$-	$408,075,389
Real Estate Investment Trusts	2,504,144	-	-	2,504,144
Money Market Fund	1,627,877	-	-	1,627,877
Investments Purchased With Proceeds From Securities Lending**	-	-	-	47,970,626
Total Investments - Assets	$412,207,410	$-	$-	$460,178,036

* See the Schedule of Investments for industry classifications.
** Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.